Long-Term Debt, net - Sinosure-CEXIM -Citibank-ABN Amro credit facility and KEXIM-ABN Amro credit facility (Details) $ in Millions	Jul. 20, 2018 USD ($)
KEXIM ABN-Amro Credit Facility
Long-Term Debt, net
Repayment of line of credit	$ 17.5